Consolidated Statements of Financial Condition - USD ($) $ in Thousands		Nov. 30, 2021	Nov. 30, 2020
ASSETS
Cash and cash equivalents		$ 10,755,133	$ 9,055,148
Cash and securities segregated and on deposit for regulatory purposes or deposited with clearing and depository organizations		1,015,107	604,321
Financial instruments owned, at fair value (including securities pledged of $12,723,502 and $13,065,585)		19,828,670	18,124,577
Loans to and investments in associated companies		1,745,790	1,686,563
Securities borrowed		6,409,420	6,934,762
Securities purchased under agreements to resell		7,642,484	5,096,769
Securities received as collateral, at fair value		7,289	7,517
Receivables		7,839,240	6,608,767
Property, equipment and leasehold improvements, net		911,230	897,204
Intangible assets, net and goodwill		1,897,500	1,913,467
Other assets		2,352,247	2,189,257
Total assets	[1]	60,404,110	53,118,352
LIABILITIES
Short-term borrowings		221,863	764,715
Total financial instruments sold, not yet purchased, at fair value		11,699,467	10,017,600
Securities loaned		1,525,721	1,810,748
Securities sold under agreements to repurchase		8,446,099	8,316,269
Other secured financings		4,487,224	3,288,384
Obligation to return securities received as collateral, at fair value		7,289	7,517
Lease liabilities		548,295	584,807
Payables, expense accruals and other liabilities		13,612,367	10,388,072
Long-term debt		9,125,745	8,352,039
Total liabilities (1)	[1]	49,674,070	43,530,151
Commitments and contingencies
MEZZANINE EQUITY
Redeemable noncontrolling interests		25,400	24,676
Mandatorily redeemable convertible preferred shares		125,000	125,000
EQUITY
Common shares, par value $1 per share, authorized 600,000,000 shares; 243,541,431 and 249,750,542 shares issued and outstanding, after deducting 72,922,277 and 66,712,070 shares held in treasury		243,541	249,751
Additional paid-in capital		2,742,244	2,911,223
Accumulated other comprehensive income (loss)		(372,143)	(288,917)
Retained earnings		7,940,113	6,531,836
Total Jefferies Financial Group Inc. shareholders' equity		10,553,755	9,403,893
Noncontrolling interests		25,885	34,632
Total equity		10,579,640	9,438,525
Total		$ 60,404,110	$ 53,118,352

[1]	Total assets include assets related to variable interest entities of $1.05 billion and $566.1 million at November 30, 2021 and 2020, respectively, and Total liabilities include liabilities related to variable interest entities of $4.64 billion and $3.29 billion at November 30, 2021 and 2020, respectively. See Note 8 for additional information related to variable interest entities.